Series D Preferred Shares (Details) - USD ($)					12 Months Ended
	Sep. 17, 2020	May 06, 2020	Apr. 30, 2020	Mar. 23, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 09, 2021	Mar. 03, 2021	Sep. 14, 2020	Apr. 21, 2020	Dec. 31, 2019
Equity [Abstract]
Preferred Stock, Redemption Price Per Share		$ 0.65
Convertible Preferred Stock, Terms of Conversion	Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.			Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Shares Issued			1,694,000		9,355,778				3,000		8,443,778
Financing Receivable, after Allowance for Credit Loss, Current			$ 1,100,000
Exercise Price of Warrants			$ 0.92
Warrants and Rights Outstanding, Term			5 years
Warrant blocker, ownership not to exceed			5.00%	5.00%
Preferred shares exchanged					785,000
Convertible Preferred Stock, Shares Issued upon Conversion					785,000
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued			1,694,000		9,355,778				3,000		8,443,778
Convertible Preferred Stock, Shares Issued upon Conversion					785,000
Subsequent Event [Line Items]
Preferred shares exchanged					785,000
Convertible Preferred Stock, Shares Issued upon Conversion					785,000
Subsequent Event [Member]
Equity [Abstract]
Preferred shares exchanged						895,000	300
Convertible Preferred Stock, Shares Issued upon Conversion						895,000	197,798
Related Party Transaction [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						895,000	197,798
Subsequent Event [Line Items]
Preferred shares exchanged						895,000	300
Convertible Preferred Stock, Shares Issued upon Conversion						895,000	197,798
Related party
Equity [Abstract]
Preferred Stock, Shares Issued			847,000
Convertible Preferred Stock, Shares Issued upon Conversion					485,000
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued			847,000
Number of Securities Called by Warrants			847,000
Loans Receivable with Fixed Rates of Interest			$ 550,000
Convertible Preferred Stock, Shares Issued upon Conversion					485,000
Share purchase agreement, shares										211,745
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					485,000
Related party | Subsequent Event [Member]
Equity [Abstract]
Preferred shares exchanged						348,000		1,600,000
Convertible Preferred Stock, Shares Issued upon Conversion						348,000		1,440,000
Related Party Transaction [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						348,000		1,440,000
Subsequent Event [Line Items]
Preferred shares exchanged						348,000		1,600,000
Convertible Preferred Stock, Shares Issued upon Conversion						348,000		1,440,000